SELLING, GENERAL AND ADMINISTRATIVE EXPENSES (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Selling, general and administrative expense [abstract]
Network and IT costs	$ 791	$ 1,176	$ 1,185
Personnel costs	875	889	927
Customer associated costs	720	867	893
Losses on receivables	66	62	59
Taxes, other than income taxes	158	217	219
Other	355	486	465
Total selling, general and administrative expenses	$ 2,965	3,697	3,748
Rental expense		$ 425	$ 444